UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one):  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Bristlecone Value Partners, LLC
Address:          10880 Wilshire Boulevard,
                  Suite 880
                  Los Angeles, CA  90024
13F File Number:  28-11148

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:      Jean-Luc Nouzille
Title:     Managing Partner
Phone:     310-806-4141

Signature,          Place,              and Date of Signing:
JEAN-LUC NOUZILLE   Los Angeles, CA     May 11, 2007

Report Type (Check only one.):
              [X] 13F HOLDINGS REPORT.
              [ ] 13F NOTICE.
              [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   41
Form 13F Information Table Value Total:   $510,595

List of Other Included Managers:

None


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
FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLSTATE CORP		       COM		020002101 13248	   220560   SHRS     SOLE		  219100     0	     1460
AMERICAN INTL GROUP INC	       COM		026874107 12571	   187016   SHRS     SOLE		  185721     0	     1295
AMGEN INC		       COM		031162100 219	   3915	    SHRS     SOLE		  3915	     0	     0
ANHEUSER BUSCH COS INC	       COM		035229103 11161	   221200   SHRS     SOLE		  219690     0	     1510
APOLLO GROUP INC	       CL A		037604105 25731	   586124   SHRS     SOLE		  582064     0	     4060
BANK OF AMERICA CORPORATION    COM		060505104 12506	   245153   SHRS     SOLE		  243562     0	     1591
BRISTOL MYERS SQUIBB CO	       COM		110122108 13354	   481028   SHRS     SOLE		  477748     0	     3280
CITIGROUP INC		       COM		172967101 12230	   238208   SHRS     SOLE		  236561     0	     1647
COUNTRYWIDE FINANCIAL CORP     COM		222372104 12646	   375915   SHRS     SOLE		  373275     0	     2640
DELL INC		       COM		24702R101 22481	   968620   SHRS     SOLE		  961960     0	     6660
DIRECTV GROUP INC	       COM		25459L106 16260	   704758   SHRS     SOLE		  700003     0	     4755
ELECTRONIC DATA SYS NEW	       COM		285661104 8853	   319850   SHRS     SOLE		  317585     0	     2265
EMERSON ELEC CO		       COM		291011104 13456	   312284   SHRS     SOLE		  310314     0	     1970
EXPEDIA INC DEL		       COM		30212P105 6292	   271438   SHRS     SOLE		  269685     0	     1753
EXXON MOBIL CORP	       COM		30231G102 12710	   168472   SHRS     SOLE		  167287     0	     1185
FIRST DATA CORP	               COM		319963104 3465	   128812   SHRS     SOLE		  127892     0	     920
GENERAL DYNAMICS CORP	       COM		369550108 14148	   185185   SHRS     SOLE		  183905     0	     1280
HOME DEPOT INC		       COM		437076102 14431	   392799   SHRS     SOLE		  390064     0	     2735
IAC INTERACTIVECORP	       COM NEW		44919P300 9893	   262357   SHRS     SOLE		  260574     0	     1783
INTEL CORP		       COM		458140100 22366	   1169213  SHRS     SOLE		  1161168    0	     8045
JP MORGAN CHASE & CO	       COM		46625H100 16792	   347097   SHRS     SOLE		  344787     0	     2310
KEYCORP NEW		       COM		493267108 16477	   439726   SHRS     SOLE		  436976     0	     2750
KROGER CO		       COM		501044101 14907	   527672   SHRS     SOLE		  524217     0	     3455
LEGG MASON INC		       COM		524901105 10539	   111869   SHRS     SOLE		  111094     0	     775
LIBERTY MEDIA HLDG CORP	       INT COM SER A	53071M104 7732	   324570   SHRS     SOLE		  322260     0	     2310
LIBERTY MEDIA HLDG CORP	       CAP COM SER A	53071M302 7246	   65526    SHRS     SOLE		  65062	     0	     464
LOWES COS INC		       COM		548661107 214	   6800	    SHRS     SOLE		  6800	     0	     0
MERCK & CO INC		       COM		589331107 7827	   177211   SHRS     SOLE		  175926     0	     1285
MOLSON COORS BREWING CO	       CL B		60871R209 10173	   107515   SHRS     SOLE		  106775     0	     740
NEWELL RUBBERMAID INC	       COM		651229106 9747	   313510   SHRS     SOLE		  311225     0	     2285
PFIZER INC		       COM		717081103 11050	   437480   SHRS     SOLE		  434530     0	     2950
PROGRESSIVE CORP OHIO	       COM		743315103 13160	   603115   SHRS     SOLE		  598800     0	     4315
SLM CORP		       COM		78442P106 9050	   221270   SHRS     SOLE		  219730     0	     1540
SPRINT NEXTEL CORP	       COM FON		852061100 24111	   1271695  SHRS     SOLE		  1263160    0	     8535
TENET HEALTHCARE CORP	       COM		88033G100 7659	   1191093  SHRS     SOLE		  1182958    0	     8135
TYCO INTL LTD NEW	       COM		902124106 20572	   652016   SHRS     SOLE		  647636     0	     4380
WACHOVIA CORP 2ND NEW	       COM		929903102 13126	   238442   SHRS     SOLE		  236917     0	     1525
WAL MART STORES INC	       COM		931142103 16533	   352115   SHRS     SOLE		  349715     0	     2400
WASHINGTON MUT INC	       COM		939322103 23781	   588926   SHRS     SOLE		  585014     0	     3912
WASTE MGMT INC DEL	       COM		94106L109 9029	   262412   SHRS     SOLE		  260577     0	     1835
WESTERN UN CO		       COM		959802109 2849	   129792   SHRS     SOLE		  128872     0	     920